OMB APPROVAL

OMB Number: 3235-0582

Expires: May 31, 2021

Estimated average burden

hours per response…..7.2

United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22217

Federated Core Trust III

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: March 31

Date of reporting period: 7/1/2017 through 6/30/2018

Item 1. Proxy Voting Record.

Registrant Name: Federated Core Trust III

Fund Name: Federated Project and Trade Finance Core Fund

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Dolphin Energy Ltd	United Arab Emirates	9/13/2017	Bond	DEL	M28368AA2	CINS	Non-Voting Meeting Note	N/A	N/A	N/A	Federated Project and Trade Finance Core Fund	Voted
Dolphin Energy Ltd	United Arab Emirates	9/13/2017	Bond	DEL	M28368AA2	CINS	Appointment of Deutsche Bank Trust Company Americas as Bond Trustee	Mgmt	N/A	For	Federated Project and Trade Finance Core Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust III

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 17, 2018